Retirement Funds	07/01/2006 - 06/30/2007

ICA File Number: 811-21149
Reporting Period: 07/01/2006 - 06/30/2007
T. Rowe Price Retirement Funds, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Joseph A. Carrier
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 345-2653

Date of fiscal year end: 5/31

Date of reporting period: 7/1/06 to 6/30/07

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Retirement Funds, Inc.

By (Signature and Title) /s/ Joseph A. Carrier
Joseph A. Carrier, Vice-President

Date August 28, 2007

============================= RETIREMENT 2005 FUND =============================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

============================= RETIREMENT 2010 FUND =============================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

============================= RETIREMENT 2015 FUND =============================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

============================= RETIREMENT 2020 FUND =============================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

============================= RETIREMENT 2025 FUND =============================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

============================= RETIREMENT 2030 FUND =============================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

============================= RETIREMENT 2035 FUND =============================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

============================= RETIREMENT 2040 FUND =============================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

============================= RETIREMENT 2045 FUND =============================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

============================= RETIREMENT 2050 FUND =============================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

============================= RETIREMENT 2055 FUND =============================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

============================ RETIREMENT INCOME FUND ============================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

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